TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of prepaid income taxes

	2018	2019
The Company - Corporate income tax	494	406
Subsidiaries - Corporate income tax	420	992
Total	914	1,398
Current portion	(20)	(310)
Non-current portion (Note 14)	894	1,088

Schedule of prepaid other taxes

	2018	2019
The Company:
VAT	2,167	2,724
Article 22 - Witholding tax on goods delivery and import	—	6
Article 23 - Witholding tax on services delivery	63	90
Subsidiaries:
VAT	3,792	3,628
Article 4 (2) - Final tax	—	13
Article 23 - Withholding tax on services delivery	1	46
Total	6,023	6,507
Current portion	(3,325)	(3,251)
Non-current portion (Note 14)	2,698	3,256

Schedule of current income tax liabilities

	2018	2019
The Company:
Article 25 - Installment of corporate income tax	1	6
Article 29 - Corporate income tax	—	1,059
Subsidiaries:
Article 25 - Installment of corporate income tax	14	7
Article 29 - Corporate income tax	389	473
Total	404	1,545

Schedule of other tax liabilities

	2018	2019
The Company:
Article 4 (2) - Final tax	18	43
Article 21 - Individual income tax	47	101
Article 22 - Withholding tax on goods delivery and import	3	7
Article 23 - Withholding tax on services delivery	36	38
Article 26 - Withholding tax on non-resident income	3	9
VAT - Tax collector	334	487
Sub-total	441	685
Subsidiaries:
Article 4 (2) - Final tax	75	153
Article 21 - Individual income tax	113	108
Article 22 - Withholding tax on goods delivery and import	5	3
Article 23 - Withholding tax on services delivery	110	80
Article 26 - Withholding tax on non-resident income	7	5
VAT	25	852
Sub-total	335	1,201
Total	776	1,886

Schedule of components of consolidated income tax expense (benefit)

	2017	2018	2019
Current
The Company	586	236	1,272
Subsidiaries	10,771	9,196	9,347
Sub-total	11,357	9,432	10,619
Deferred
The Company	(1,608)	(159)	15
Subsidiaries	209	93	(195)
Sub-total	(1,399)	(66)	(180)
Net income tax expense	9,958	9,366	10,439

Schedule of reconciliation of income tax expense

	2017	2018	2019
Profit before income tax consolidation	42,628	36,077	38,299
Less: consolidated income subject to final tax - net	(1,491)	(1,277)	(1,141)
Net	41,137	34,800	37,158
Income tax expense calculated at the Company’s applicable statutory tax rate of 20%	8,228	6,960	7,432
Difference in applicable statutory tax rate for subsidiaries	2,046	1,753	1,531
Non-deductible expenses	767	423	827
Final income tax expense	591	60	73
Unrecognized deferred tax	4	(2)	323
Deferred tax assets on fixed assets revaluation for tax purpose	(1,796)	—	—
Others	118	172	253
Net income tax expense	9,958	9,366	10,439

Schedule of net income tax expense

	2017	2018	2019
Estimated taxable income (loss) of the Company	(861)	400	6,007
Corporate income tax:
Current corporate income tax expense:
The Company	—	80	1,201
Subsidiaries	10,766	9,193	9,344
Current income tax expense of previous year:
The Company	—	99	1
Final tax expense:
The Company	586	57	70
Subsidiaries	5	3	3
Total income tax expense - current	11,357	9,432	10,619

Income tax expense (benefit) - deferred - effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	(197)	(27)	70
Cost to obtain contracts	—	38	54
Leases	0	2	7
Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)	26	(36)	4
Amortization of (addition to) deferred installation fee	1	(18)	0
Tax loss utilization (recognition)	(172)	172	—
Allowance for expected credit losses	(206)	(132)	(88)
Provision for employee benefits	(38)	32	(15)
Amortization of intangible assets, land rights and others	(10)	(10)	(10)
Depreciation and gain on disposal or sale of property and equipment	(1,012)	(180)	(7)
Net	(1,608)	(159)	15
Telkomsel
Leases	177	170	90
Trade receivables write-off (allowance for expected credit losses)	(41)	(88)	88
Amortization of license	12	58	33
Provision for employee benefits	(68)	(83)	(83)
Depreciation and gain on disposal or sale of property and equipment	(55)	64	(68)
Net	25	121	60
Subsidiaries - others - net	184	(28)	(255)
Net income tax benefit - deferred	(1,399)	(66)	(180)
Income tax expense - net	9,958	9,366	10,439

Schedule of deferred tax assets and liabilities

		Effect of
		Adoption
		of new	(Charged)	Charged to other
	December 31,	accounting	credited to profit	comprehensive	Charged	December 31,
	2017	standards	or loss	income	to equity	2018
The Company
Deferred tax assets:
Net periodic pension and other post-employment benefit costs	1,102	—	27	(466)	—	663
Allowance for expected credit losses	594	(40)	132	—	—	686
Provision for employee benefits	247	—	(32)	—	—	215
Difference between accounting and tax bases of property and equipment	240	—	180	—	—	420
Deferred installation fee	74	—	18	—	—	92
Accrued expenses and provision for inventory obsolescence	43	—	36	—	—	79
Land rights, intangible assets, and others	(1)	—	10	—	—	9
Fiscal loss	172	—	(172)	—	—	—
Total deferred tax assets	2,471	(40)	199	(466)	—	2,164
Deferred tax liabilities:
Cost to obtain contracts	—	(42)	(38)	—	—	(80)
Valuation of long-term investment	(11)	—	—	—	—	(11)
Leases	1	—	(2)	—	—	(1)
Total deferred tax liabilities	(10)	(42)	(40)	—	—	(92)
Deferred tax assets of the Company - net	2,461	(82)	159	(466)	—	2,072
Deferred tax assets of the other subsidiaries - net	343	0	75	(8)	(5)	405
Total deferred tax assets - net	2,804	(82)	234	(474)	(5)	2,477
Telkomsel
Deferred tax assets:
Provision for employee benefits	677	—	83	(119)	—	641
Allowance for expected credit losses	184	98	88	—	—	370
Total deferred tax assets	861	98	171	(119)	—	1,011
Deferred tax liabilities:
Leases	(726)	—	(170)	—	—	(896)
Difference between accounting and tax bases of property and equipment	(552)	—	(64)	—	—	(616)
License amortization	(60)	—	(58)	—	—	(118)
Total deferred tax liabilities	(1,338)	—	(292)	—	—	(1,630)
Deferred tax liabilities of Telkomsel - net	(477)	98	(121)	(119)	—	(619)
Deferred tax liabilities of the other subsidiaries - net	(456)	(16)	(47)	(5)	(54)	(578)
Total deferred tax liabilities - net	(933)	82	(168)	(124)	(54)	(1,197)

		(Charged)	Credited to other
	December 31,	credited to profit	comprehensive	Charged	December 31,
	2018	or loss	income	to equity	2019
The Company
Deferred tax assets:
Net periodic pension and other post-employment cost	663	(70)	244	—	837
Allowance for expected credit losses	686	88	—	—	774
Difference between accounting and tax bases of property and equipment	420	7	—	—	427
Provision for employee benefits	215	15	—	—	230
Deferred installation fee	92	0	—	—	92
Accrued expenses and provision for inventory obsolescence	79	(4)	—	—	75
Land rights, intangible assets, and others	9	10	—	—	19
Total deferred tax assets	2,164	46	244	—	2,454
Deferred tax liabilities:
Cost to obtain contracts	(80)	(54)	—	—	(134)
Valuation of long-term investment	(11)	—	—	—	(11)
Leases	(1)	(7)	—	—	(8)
Total deferred tax liabilities	(92)	(61)	—	—	(153)
Deferred tax assets of the Company - net	2,072	(15)	244	—	2,301
Deferred tax assets of the other subsidiaries - net	405	155	10	(92)	478
Total deferred tax assets - net	2,477	140	254	(92)	2,779
Telkomsel
Deferred tax assets:
Provision for employee benefits	641	83	141	—	865
Allowance for expected credit losses	370	(88)	—	—	282
Total deferred tax assets	1,011	(5)	141	—	1,147
Deferred tax liabilities:
Leases	(896)	(90)	—	—	(986)
Difference between accounting and tax bases of property and equipment	(616)	68	—	(9)	(557)
License amortization	(118)	(33)	—	—	(151)
Total deferred tax liabilities	(1,630)	(55)	—	(9)	(1,694)
Deferred tax liabilities of Telkomsel - net	(619)	(60)	141	(9)	(547)
Deferred tax liabilities of the other subsidiaries - net	(578)	100	16	(195)	(657)
Total deferred tax liabilities - net	(1,197)	40	157	(204)	(1,204)